Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
As such, the Company does not have practices or policies related to the timing of the issuance of equity awards outside of the annual granting of equity awards to non-employee directors shortly after the annual stockholders’ meeting. Neither the compensation committee nor the board have taken material nonpublic information into account when determining the possible timing and terms of any equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.

Award Timing Method	As such, the Company does not have practices or policies related to the timing of the issuance of equity awards outside of the annual granting of equity awards to non-employee directors shortly after the annual stockholders’ meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Neither the compensation committee nor the board have taken material nonpublic information into account when determining the possible timing and terms of any equity awards. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false